NOTES PAYABLE (Details) - Embedded Derivative Financial Instruments [Member] - $ / shares	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
NOTES PAYABLE (Details) [Line Items]
Fair Value Measurements, Significant Assumptions	The following assumptions were used for the valuation of the derivative liability related to the 2016 Convertible Notes:- The quoted market price of the common stock, which decreased from $0.88 as of May 31, 2016 to $0.61 as of August 31, 2016, would fluctuate with the Company’s projected volatility;- The original conversion prices of the 2016 Convertible Notes, which are fixed at $1.07 and $0.80, or upon default/fundamental transaction at 52% of the 20 trading day low Volume Weighted Average Price (“VWAP”) would remain in effect;- An event of default at 24% interest rate would occur 0% of the time, increasing 1.00% per month to a maximum of 10%, and in place of a penalty there would be an alternative conversion price;- The projected volatility curve from an annualized analysis for each valuation period was based on the historical volatility of the Company and the term remaining for each note. The projected volatility was 93% at August 31, 2016;- The Company would redeem the notes (with a 130% prepayment penalty) projected initially at 0% of the time and increasing monthly by 1.0% to a maximum of 10.0% (from alternative financing being available for a redemption event to occur); and- The holder would automatically convert the notes at the maximum of 2 times the conversion price or the stock price if the common stock underlying the 2016 Convertible Notes was eligible for sale in compliance with securities laws (assumed at September 18, 2016) and the Company was not in default.	The following assumptions were used for the valuation of the derivative liability related to the 2016 Convertible Notes:- The quoted market price of the common stock of $1.06 – $0.88 would fluctuate with the Company’s projected volatility;- The original conversion prices of the 2016 Convertible Notes, which are fixed at $1.07 and $0.80, or upon default/fundamental transaction at 52% of the 20 trading day low Volume Weighted Average Price (“VWAP”), would remain in effect;- An event of default at 24% interest rate would occur 0% of the time, increasing 1.00% per month to a maximum of 10%, and in place of a penalty there would be an alternative conversion price;- The projected volatility curve from an annualized analysis for each valuation period was based on the historical volatility of the Company and the term remaining for each note. The projected volatility was from 138% through 161% at issuance, conversion, and at May 31, 2016;- The Company would redeem the notes (with a 130% prepayment penalty) projected initially at 0% of the time and increasing monthly by 1.0% to a maximum of 10.0% (from alternative financing being available for a redemption event to occur); and- The holder would automatically convert the notes at the maximum of 2 times the conversion price or the stock price if the registration statement was effective (assumed after 180 days) and the Company was not in default.
Fair Value Assumptions, Expected Volatility Rate	93.00%
Fair Value Inputs, Prepayment Rate	130.00%	130.00%
Maximum [Member]
NOTES PAYABLE (Details) [Line Items]
Share Price (in Dollars per share)	$ 0.88	$ 1.06
Fair Value Assumptions, Exercise Price (in Dollars per share)	$ 1.07	$ 1.07
Fair Value Inputs, Probability of Default	10.00%	10.00%
Fair Value Assumptions, Expected Volatility Rate		161.00%
Minimum [Member]
NOTES PAYABLE (Details) [Line Items]
Share Price (in Dollars per share)	$ 0.61	$ 0.88
Fair Value Assumptions, Exercise Price (in Dollars per share)	$ 0.80	$ 0.80
Fair Value Inputs, Probability of Default	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate		138.00%